Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Expenses
General and administration	$ 13,103	$ 6,500	$ 28,732	$ 6,500	$ 33,024	$ 10,220
Professional fees	17,937	51,375	32,937	61,886	67,902	122,156
Management and Director's Fees	317,500	348,678	952,500	983,678	1,301,178	2,500
Stock based compensation	260,000	595,400	260,000	595,400	1,375,400
Total operating expenses	608,540	1,001,953	1,274,169	1,647,464	2,777,504	134,876
Loss from operations	(608,540)	(1,001,953)	(1,274,169)	(1,647,464)
Other (Expense) Income
Interest expense	(63)		(78)
Total other income (expense)	(63)		(78)
Net loss before taxes	(608,603)	(1,001,953)	(1,274,247)	(1,647,464)	(2,777,504)	(134,876)
Provision for income taxes
Net loss	$ (608,603)	$ (1,001,953)	$ (1,274,247)	$ (1,647,464)	$ (2,777,504)	$ (134,876)
Net Loss Per Common Share - Basic and Diluted	$ (0.01)	$ (0.06)	$ (0.02)	$ (0.11)	$ (0.12)	$ (0.01)
Weighted Average Common Shares Outstanding - Basic and Diluted	72,470,925	17,331,140	68,713,392	15,050,388	23,962,137	13,872,000